SHARE CAPITAL, WARRANTS AND OPTIONS (Details Narrative)					2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended			12 Months Ended
	Aug. 03, 2022 CAD ($) $ / shares shares		Apr. 28, 2022 USD ($) $ / shares shares	Apr. 28, 2022 CAD ($) shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($) shares	Aug. 03, 2022 CAD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Sep. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($)	Apr. 30, 2022 shares	Apr. 26, 2022 $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CAD ($) shares	Feb. 26, 2021 USD ($)	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Convertible preferred shares	13,131
Subscription Receipts price | (per share)	$ 0.39		$ 2.00					$ 0.39
Issuance of subscription receipts units			8,936,167	8,936,167
Subscription receipts gross proceed			$ 17,870,000	$ 22,390,000
Share capital issued															310,000
Share capital issued through exercise of warrants					300,000				115,442,343	115,442,343		80,820,623
Proceeds from exercise of options | $					$ 117,000
Capital reserve | $	$ 101,531							$ 101,531					$ 17,028,930					$ 1,261,891
Number of shares outstanding	31,748,399							31,748,399					115,442,343
Common shares issued | $																			$ 10,000,000
Warrants | $														$ 28,275,256
Share based payment expense | $						$ 4,183,657				$ 6,776,752	$ 761,480
Increase (Decrease) through expiry of options and warrants, equity | $										6,776,752		$ 1,261,891
Share-based payments | $										$ 3,120,568
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number of stock option granted									2,600,000	2,600,000
Period of options granted									5 years	5 years
Stock options exercisable price per share | (per share)									$ 2.00				$ 2.49				$ 0.96
Proceeds from private palcement | $									$ 20,000,000
Share based payment expense | $												$ 6,776,752
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrant | $ / shares													1
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrant | $ / shares													9.00
Period of options granted									10 years	10 years
Top of range [member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number of stock option granted									22,600,000	22,600,000
Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Share capital issued	82,157,536							82,157,536
Share capital issued through exercise of warrants					1,236,408
Proceeds from exercise of options | $					$ 569,399
Capital reserve | $	$ 3,019,037							$ 3,019,037
Post-consolidation Basis [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number of stock option granted					8,827,250
Post-consolidation Basis [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Subscription Receipts price | $ / shares	$ 0.45							$ 0.45
Post-consolidation Basis [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Subscription Receipts price | $ / shares													$ 1.75
Prior Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Share capital issued													82,157,536
Prior Consolidation Basis [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number of stock option granted								2,600,000
North American Nickel [Member]
IfrsStatementLineItems [Line Items]
Subscription Receipts price | $ / shares																$ 0.58
Share capital issued through exercise of warrants					113,905,935				7,667,707	7,667,707
Number of shares outstanding	85,616,075	[1]						85,616,075 [1]								158,741,995		76,679,908		64,083,487
North American Nickel [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share capital issued through exercise of warrants					85,616,075
North American Nickel [Member] | Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Subscription Receipts price | $ / shares													$ 1.054
Share capital issued through exercise of warrants					77,948,368
Number of shares outstanding	31,748,399							31,748,399										26,240,926		21,966,730
North American Nickel [Member] | Prior Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Share capital issued	31,748,399							31,748,399
Series 1 Convertible Preferred Shares [member]
IfrsStatementLineItems [Line Items]
Convertible preferred shares						100,000,000
Series 1 Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding							118,186				118,186		118,186

[1]	Before the closing of the RTO, NAN owned 7,667,707 common shares of PNRC, representing approximately 8.96% of the issued and outstanding common shares of PNRC, based on there being 85,616,075 common shares of PNRC issued and outstanding at that time.